As filed with the Securities and Exchange Commission on April 1, 2022

Securities Act File No. 2-49007

Investment Company Act File No. 811-2405

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 70	☒
(Check appropriate box or boxes)

BLACKROCK BALANCED CAPITAL FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock Balanced Capital Fund, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐    Immediately upon filing pursuant to paragraph (b)

☒    On April 8, 2022 pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    On (date) pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $0.10 per share.

Explanatory Note

This Post-Effective Amendment No. 82 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 70 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Balanced Capital Fund, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 8, 2022, the effectiveness of the registration statement for BlackRock Balanced Capital Fund, Inc., filed in Post-Effective Amendment No. 81 on February 3, 2022, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 82 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on April 1, 2022.

BLACKROCK BALANCED CAPITAL FUND, INC. (REGISTRANT)

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	April 1, 2022
(John M. Perlowski)	(Principal Executive Officer)

/S/ TRENT WALKER	Chief Financial Officer	April 1, 2022
(Trent Walker)	(Principal Financial and Accounting Officer)

SUSAN J. CARTER*	Trustee
(Susan J. Carter)

COLLETTE CHILTON*	Trustee
(Collette Chilton)

NEIL A. COTTY*	Trustee
(Neil A. Cotty)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

MARK STALNECKER*	Trustee
(Mark Stalnecker)

Signature	Title	Date

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

CLAIRE A. WALTON*	Trustee
(Claire A. Walton)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /S/ JANEY AHN		April 1, 2022
(Janey Ahn, Attorney-In-Fact)